Long term loan and other non-current liabilities (Narrative) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Debt Disclosure [Abstract]
Lease term	10 years
Lessor finance amount	$ 3,963
Effective interest rate	4.20%